Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018
Consolidated VIE assets
Cash and cash equivalents		¥ 2,824,181	¥ 2,686,659	¥ 2,975,414
Trading assets
Derivatives	[1]	961,000	852,000
Private equity investments		31,363	30,077
Office buildings, land, equipment and facilities		459,166	349,365
Other		875,561	748,091
Trading liabilities
Derivatives	[1],[2]	914,000	807,000
Borrowings
Short-term borrowings		950,061	841,758
Long-term borrowings		7,914,637	7,915,769
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		14,000	20,000
Trading assets
Equities		738,000	780,000
Debt securities		483,000	426,000
CMBS and RMBS		41,000	43,000
Investment trust funds and other		5,000	5,000
Derivatives		15,000	17,000
Private equity investments		2,000	2,000
Office buildings, land, equipment and facilities		21,000	55,000
Other		23,000	71,000
Total		1,342,000	1,419,000
Trading liabilities
Derivatives		18,000	23,000
Borrowings
Short-term borrowings		134,000	151,000
Long-term borrowings		904,000	884,000
Other		3,000	3,000
Total		¥ 1,059,000	¥ 1,061,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments-Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.